Stockholders' Equity - Schedule of Stockholders' Equity (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Schedule of Stockholders' Equity [Abstract]
Capital stock	$ 1,012,492	$ 1,012,492						$ 1,012,492
Change in Capital stock
Loss of the year	(7,874,762)	(7,061,973) [1]						(5,434,153)	[1]
Change in Loss of the year	(812,788)	(1,627,820)
Equity valuations adjustments (CTA)	127,583	1,176,275						(315,372)
Change in Equity valuations adjustments (CTA)	(1,048,692)	1,491,647
Total stockholders' equity	(6,734,687)	(4,873,206)	$ (6,366,881)	$ (5,779,892)	$ (3,852,470)	$ (4,546,495)	$ (5,169,956)	$ (4,737,033)		$ 1,257,690
Change in Total stockholders' equity	$ (1,861,480)	$ (136,173)

[1]	GAAP Adjustments related to R&D Costs